CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
NONCURRENT ASSETS
Property and equipment, net	¥ 178	¥ 68
Right-of-use assets, net	51,326	58,458
Total noncurrent assets	51,504	58,526
CURRENT ASSETS
Inventories, net	27,364	52,201
Trade receivables, net	58,782	101,470
Other receivables and prepayments	7,780	845
Cash and bank balances	34,029	12,344
Total current assets	127,955	166,860
CURRENT LIABILITIES
Trade payables	5,494	6,750
Accrued liabilities and other payables	22,927	22,846
Amounts owed to related parties	36,348	36,348
Lease liabilities	15,423	13,431
Taxes payable	620	1,934
Total current liabilities	80,812	81,309
NET CURRENT ASSETS	47,143	85,551
NONCURRENT LIABILITIES
Lease liabilities	30,789	46,728
Total noncurrent liabilities	30,789	46,728
NET ASSETS	67,858	97,349
EQUITY
Share capital	937	591
Reserves	66,921	96,758
Total stockholders' equity	¥ 67,858	¥ 97,349